UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-05970

Cash Account Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 4/30

Date of reporting period: 7/31/2016

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                         as of July 31, 2016 (Unaudited)

Cash Account Trust-Tax-Exempt Portfolio

	Principal Amount ($)	Value ($)
Municipal Investments 86.4%
Arizona 2.9%
Arizona, State Health Facilities Authority Revenue, Banner Health, Series B, 0.46% *, 1/1/2046, LOC: Bank of Tokyo-Mitsubishi UFJ	30,785,000	30,785,000
Arkansas 0.6%
Lowell, AR, Industrial Development Revenue, Little Rock Newspapers Project, AMT, 0.51% *, 6/1/2031, LOC: JPMorgan Chase Bank NA	6,500,000	6,500,000
California 13.0%
California, Clipper Tax-Exempt Certificate Trust, Series 2009-66, 0.47% *, 5/15/2030, LIQ: State Street Bank & Trust Co.	4,250,000	4,250,000
California, Eastern Municipal Water District, Water & Sewer Revenue, Series A, 0.53% **, Mandatory Put 4/25/2017 @ 100, 7/1/2038	15,000,000	15,000,000
California, Eastern Municipal Water District, Water & Sewer Revenue, Series 2013A, 0.61% **, Mandatory Put 3/13/2017 @ 100, 7/1/2035	20,000,000	20,000,000
California, Metropolitan Water District of Southern California, Series A-2, 0.64% **, Mandatory Put 7/10/2017 @ 100, 7/1/2030	23,680,000	23,680,074
California, State Department of Water Resources Power Supply Revenue, Series L, 5.0%, 5/1/2017	19,505,000	20,149,224
California, State General Obligation, Various Purposes, 5.0%, 4/1/2017	2,000,000	2,059,004
California, Tender Option Bond Trust Receipts/Certificates of Various States, Series 2016-XG0003, 0.46% *, 3/1/2033, LIQ: Bank of America NA	1,000,000	1,000,000
California, Wells Fargo Stage Trust, Series 94C, 144A, AMT, 0.71% **, Mandatory Put 1/16/2017 @ 100, 5/1/2030, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	4,000,000	4,000,000
Los Angeles County, CA, General Obligation, 3.0%, 6/30/2017	20,000,000	20,422,288
Los Angeles, CA, Community College District, Election of 2003, Series E, Prerefunded 8/1/2016 @ 100, 5.0%, 8/1/2031, INS: AGMC	3,000,000	3,000,000
Riverside, CA, Water Revenue, Series A, 0.59% **, Mandatory Put 2/1/2017 @ 100, 10/1/2035	16,725,000	16,725,000
San Jose, CA, Multi-Family Housing Revenue, Almaden Lake Village Apartments, Series A, AMT, 0.5% *, 3/1/2032, LIQ: Fannie Mae	10,000,000	10,000,000
		140,285,590
Colorado 0.7%
Colorado, Midcities Metropolitan District No. 1, Special Revenue, Series A, 0.48% *, 12/1/2020, LOC: BNP Paribas	7,225,000	7,225,000
District of Columbia 2.7%
District of Columbia, Center for Internships & Academic Revenue, 0.45% *, 7/1/2036, LOC: Branch Banking & Trust	1,500,000	1,500,000
District of Columbia, Multi-Family Housing Finance Agency Revenue, Edgewood Terrace I Project, 0.65% **, Mandatory Put 12/1/2016 @ 100, 6/1/2017	6,000,000	6,000,000
Metropolitan Washington, DC, Airport Authority System Revenue, Series C-2, 0.46% *, 10/1/2039, LOC: Sumitomo Mitsui Banking	22,200,000	22,200,000
		29,700,000
Florida 1.0%
Gainesville, FL, Industrial Development Revenue, Gainesville Hillel, Inc. Project, 0.45% *, 5/1/2033, LOC: Northern Trust Co.	4,150,000	4,150,000
Volusia County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Cape Morris Cove Apartments, Series A, AMT, 0.49% *, 10/15/2042, LOC: JPMorgan Chase Bank NA	6,140,000	6,140,000
		10,290,000
Georgia 1.6%
Georgia, Private Colleges & Universities Authority, TECP, 0.55%, 10/4/2016	1,417,000	1,417,000
Georgia, State General Obligation:
Series I, 5.0%, 11/1/2016	5,000,000	5,057,563
Series A, 5.0%, 2/1/2017	5,000,000	5,111,998
Series D, 5.0%, 2/1/2017	5,365,000	5,484,768
		17,071,329
Hawaii 1.8%
Hawaii, State Department of Budget & Finance Special Purpose Revenue, Series 2135, AMT, 0.55% **, Mandatory Put 10/13/2016 @ 100, 3/1/2037, INS: FGIC, GTY: Wells Fargo & Co.	19,485,000	19,485,000
Idaho 2.3%
Idaho, State General Obligation, 2.0%, 6/30/2017	25,000,000	25,289,774
Illinois 2.6%
Chicago, IL, Midway Airport Revenue, Second Lien, Series D, 0.44% *, 1/1/2035, LOC: Bank of Montreal	3,100,000	3,100,000
Illinois, Educational Facilities Authority Revenue, University of Chicago, Series B-3, 0.5% **, Mandatory Put 3/7/2017 @ 100, 7/1/2036	19,265,000	19,249,940
Illinois, State Finance Authority Revenue, Edward Hospital Obligated Group, Series C, 0.47% *, 2/1/2029, LOC: JPMorgan Chase Bank NA	5,390,000	5,390,000
		27,739,940
Indiana 3.4%
Indiana, State Finance Authority Health System Revenue, Sisters of St. Francis, Series A, 0.45% *, 11/1/2041, LOC: JPMorgan Chase Bank NA	60,000	60,000
Indiana, State Municipal Power Agency Revenue, Series A, 0.44% *, 1/1/2018, LOC: Citibank NA	7,110,000	7,110,000
Posey County, IN, Economic Development Revenue, 0.35% **, Mandatory Put 8/2/2016 @ 100, 7/1/2046	30,000,000	30,000,000
		37,170,000
Kansas 0.2%
Kansas, State Department of Transportation Highway Revenue, Series A, 5.0%, 9/1/2016	2,000,000	2,007,566
Kentucky 0.7%
Campbellsville-Taylor County, KY, Industrial Development Authority, Industrial Project Revenue, Airguard Industries, Inc. Project, AMT, 0.47% *, 5/1/2031, LOC: JPMorgan Chase Bank NA	7,410,000	7,410,000
Maine 0.6%
Maine, State Housing Authority, Mortgage Revenue:
Series F-3, 0.4%, 11/15/2016	2,785,000	2,783,393
Series G, AMT, 0.5% *, 11/15/2037, SPA: State Street Bank & Trust Co.	3,715,000	3,715,000
		6,498,393
Maryland 0.1%
Maryland, State & Local Facilities Loan of 2013, Series A, 5.0%, 3/1/2017	975,000	1,000,153
Massachusetts 0.2%
Massachusetts, Tender Option Bond Trust Receipts/Certificates of Various States, Series 2015-XF2203, 144A, 0.46% *, 8/15/2023, LIQ: Citibank NA	2,300,000	2,300,000
Michigan 2.2%
Michigan, State Finance Authority Revenue, School Loan, Series C, 0.43% *, 9/1/2050, LOC: Bank of Montreal	21,000,000	21,000,000
Michigan, State Hospital Finance Authority, Ascension Health Senior Credit Group, Series F-7, 0.71% **, 11/15/2047	3,175,000	3,175,000
		24,175,000
Minnesota 2.4%
Cohasset, MN, Minnesota Power & Light Co. Project, Series A, 0.55% *, 6/1/2020, LOC: JPMorgan Chase Bank NA	3,300,000	3,300,000
Minnesota, RBC Municipal Products, Inc. Trust, Series E-19, 144A, 0.47% *, 10/1/2016, LOC: Royal Bank of Canada	15,000,000	15,000,000
Minnesota, St. Paul Housing & Redevelopment Authority, Health Care Facilities Revenue, Healthpartners Obligated Group Project, Prerefunded 11/15/2016 @ 100, 5.25%, 5/15/2036	4,550,000	4,613,819
Minnesota, State Housing Finance Agency Revenue, Residential Housing, Series G, 0.45% *, 1/1/2034, SPA: Royal Bank of Canada	3,500,000	3,500,000
		26,413,819
Mississippi 0.9%
Mississippi, State Business Finance Commission, Gulf Opportunity Zone, Chevron U.S.A., Inc., Series E, 0.44% *, 12/1/2030, GTY: Chevron Corp.	9,300,000	9,300,000
Missouri 0.2%
Missouri, Tender Option Bond Trust Receipts/Certificates of Various States, Series 2015-XF2198, 144A, 0.46% *, 5/1/2023, LIQ: Citibank NA	2,660,000	2,660,000
Nevada 0.2%
Clark County, NV, Airport Revenue, Series D-2B, 0.45% *, 7/1/2040, LOC: Royal Bank of Canada	2,500,000	2,500,000
New Hampshire 0.4%
New Hampshire, State Health & Education Facilities Authority Revenue, Easter Seals Rehabilitation Center, Series A, 0.47% *, 12/1/2034, LOC: Citizens Bank of New Hampshire	4,100,000	4,100,000
New Jersey 0.4%
New Jersey, State Housing & Mortgage Finance Agency, Multi-Family Housing Revenue, Series A, AMT, 0.47% *, 5/1/2028, LOC: Bank of America NA	3,755,000	3,755,000
New York 11.3%
New York, State Housing Finance Agency Revenue, 222 E 44th Street Housing, Series A, 0.52% *, 5/1/2050, LOC: Bank of China	11,650,000	11,650,000
New York, State Housing Finance Agency Revenue, 600 West 42nd Street, Series A, 0.43% *, 5/15/2041, LIQ: Fannie Mae	10,900,000	10,900,000
New York, State Housing Finance Agency Revenue, 605 West 42nd Street, Series A, 0.48% *, 5/1/2048, LOC: Bank of China	12,220,000	12,220,000
New York, State Housing Finance Agency Revenue, Dock Street Rental LLC, Series A, 0.46% *, 11/1/2046, LOC: Wells Fargo Bank NA	3,600,000	3,600,000
New York, State Housing Finance Agency Revenue, Manhattan West Residential Housing, Series A, 0.53% *, 11/1/2049, LOC: Bank of China	25,000,000	25,000,000
New York, State Thruway Authority, Series 2800, 0.47% *, 4/1/2020, LIQ: Credit Suisse	14,865,000	14,865,000
New York, State Thruway Authority, Personal Income Tax Revenue, Series A, 5.0%, 3/15/2017	1,300,000	1,336,927
New York, State Urban Development Corp. Revenue, State Personal Income Tax, Series E, 5.0%, 3/15/2017	10,000,000	10,277,489
New York, Triborough Bridge & Tunnel Authority Revenues, Series ABCD-3, 0.69% **, 1/1/2017, INS: AGMC	3,000,000	2,999,458
New York City, NY, Housing Development Corp., Crest Multi-Family Housing Revenue, Series A, 0.45% *, 12/1/2036, LOC: Landesbank Hessen-Thuringen	10,655,000	10,655,000
New York City, NY, Housing Development Corp., Mortgage Parkview II Apartments, Series A, AMT, 0.46% *, 12/1/2037, LOC: Citibank N.A.	4,255,000	4,255,000
New York City, NY, Housing Development Corp., Multi-Family Mortgage Revenue, 1405 Fifth Avenue Apartments, Series A, AMT, 0.49% *, 7/1/2039, LOC: Citibank NA	4,500,000	4,500,000
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series C4, 0.36% *, 8/1/2031, SPA: Landesbank Hessen-Thuringen	4,800,000	4,800,000
Series C, 3.0%, 11/1/2016	3,000,000	3,019,506
New York, NY, General Obligation, Series E, 5.0%, 8/1/2016	2,455,000	2,455,000
		122,533,380
North Carolina 1.1%
North Carolina, State Capital Facilities Finance Agency, Educational Facilities Revenue, Summit School, Inc. Project, 0.45% *, 6/1/2033, LOC: Branch Banking & Trust	6,165,000	6,165,000
Wake County, NC, General Obligation, Series A, 5.0%, 2/1/2017	5,100,000	5,218,436
		11,383,436
Ohio 1.7%
Cuyahoga County, OH, Health Care Facilities Revenue, AM McGregor Home Project, 0.51% *, 5/1/2049, LOC: Northern Trust Co.	18,705,000	18,705,000
Oregon 0.7%
Oregon, State General Obligation, Series A, 2.0%, 6/30/2017	7,500,000	7,595,834
Pennsylvania 4.2%
Crawford County, PA, Industrial Development Authority Revenue, Allegheny College, Series B, 0.46% *, 11/1/2039, LOC: PNC Bank NA	2,000,000	2,000,000
Pennsylvania, Emmaus General Authority, Series D-24, 0.45% *, 3/1/2024, LOC: U.S. Bank NA	7,900,000	7,900,000
Pennsylvania, State Economic Development Financing Authority, IESI PA Corp., 0.52% *, 11/1/2028, GTY: IESI Corp., LOC: Bank of America NA	35,000,000	35,000,000
		44,900,000
Texas 10.3%
Austin, TX, Electric Utility Systems Revenue, Prerefunded 11/15/2016 @ 100, 5.0%, 11/15/2035, INS: AGMC	10,000,000	10,128,987
Garland, TX, TECP, 0.43%, 8/8/2016, LOC: Wells Fargo Bank NA	20,000,000	20,000,000
Harris County, TX, Cultural Education Facility, TECP, 0.53%, 9/27/2016	10,000,000	10,000,000
Houston, TX, Combined Utility System Revenue:
TECP, 0.45%, 8/18/2016, LIQ: State Street Bank & Trust Co.	8,000,000	8,000,000
TECP, 0.48%, 8/18/2016, LOC: Bank of America NA	10,000,000	10,000,000
Houston, TX, Combined Utility System Revenue, First Lien, Series E, 5.0%, 11/15/2016	8,775,000	8,892,100
Tarrant County, TX, Educational & Cultural Facilities Finance Corp., Hospital Revenue, Methodist Hospital, Series B, 0.46% *, 10/1/2041, LOC: JPMorgan Chase Bank NA	5,500,000	5,500,000
Texas, Hurst-Euless-Bedford Independent School District, 5.0%, 8/15/2016	3,000,000	3,005,396
Texas, Public Finance Authority, TECP, 0.43%, 8/8/2016	5,000,000	4,999,959
Texas, State Public Finance Authority Revenue, Assessment Unemployment Compensation, Series A, 5.0%, 1/1/2017	930,000	947,920
Texas, State Transportation Commission, State Highway Fund Revenue, First Tier, Prerefunded 4/1/2017 @ 100, 5.0%, 4/1/2026	1,000,000	1,029,775
Texas, Tender Option Bond Trust Receipts/Certificates of Various States, Series 2015-XF2201, 144A, 0.46% *, 10/15/2023, LIQ: Citibank NA	3,100,000	3,100,000
University of Texas, Financing Systems, Series A, 5.0%, 8/15/2016	810,000	811,460
University of Texas, Permanent University Funding, TECP, 0.18%, 8/3/2016	25,000,000	24,999,922
		111,415,519
Virginia 0.9%
Arlington County, VA, Industrial Development Authority, Multi-Family Housing Revenue, Gates Ballston Apartments, AMT, 0.51% *, 1/1/2038, LOC: PNC Bank NA	10,040,000	10,040,000
Fairfax County, VA, Economic Development Authority, Healthcare Facilities Revenue, Capital Hospice Project, 0.46% *, 1/1/2034, LOC: Branch Banking & Trust	5,000	5,000
		10,045,000
Washington 2.8%
King County, WA, Sewer Revenue, Series 3090, 144A, 0.47% *, 1/1/2039, INS: AGMC, LIQ: Credit Suisse	9,329,000	9,329,000
Washington, State General Obligation, Series R-2012C, 5.0%, 7/1/2017	20,065,000	20,862,285
		30,191,285
Wisconsin 2.2%
Wisconsin, State Health & Educational Facilities Authority Revenue, Ascension Health Alliance Senior Credit Group, Series B, 0.71% **, 11/15/2043	14,210,000	14,210,000
Wisconsin, State Health & Educational Facilities Authority Revenue, Benevolent Corp. Cedar Community, 0.46% *, 6/1/2037, LOC: JPMorgan Chase Bank NA	10,000,000	10,000,000
		24,210,000
Other 10.1%
Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:
"A", Series MO27, 0.47% *, 10/15/2029, LIQ: Freddie Mac	15,690,000	15,690,000
"A", Series M031, 0.47% *, 12/15/2045, LIQ: Freddie Mac	10,370,000	10,370,000
Series M033, 0.47% *, 3/15/2049, LIQ: Freddie Mac	10,495,000	10,495,000
"A", Series M017, 144A, AMT, 0.47% *, 9/15/2050, LIQ: Freddie Mac	41,668,000	41,668,000
"A", Series M015, AMT, 0.49% **, 5/15/2046, LIQ: Freddie Mac	31,280,000	31,280,000
		109,503,000
Total Municipal Investments (Cost $934,144,018)		934,144,018
Preferred Shares of Closed-End Investment Companies 6.8%
California 3.5%
California, Nuveen Dividend Advantage Municipal Fund, Series 1-1362, 144A, AMT, 0.58% *, 6/1/2041, LIQ: Societe Generale	10,000,000	10,000,000
California, Nuveen Dividend Advantage Municipal Fund, 144A, AMT, 0.55% *, 8/3/2043, LIQ: Royal Bank of Canada	5,000,000	5,000,000
California, Nuveen Dividend Advantage Municipal Fund, Series 2, 144A, AMT, 0.55% *, 12/1/2040, LIQ: Citibank NA	14,500,000	14,500,000
California, Nuveen Dividend Advantage Municipal Fund, Series 6, 144A, AMT, 0.55% *, 8/1/2040, LIQ: Citibank NA	2,500,000	2,500,000
California, Nuveen Dividend Advantage Municipal Fund, 144A, AMT, 0.55% *, 12/1/2042, LIQ: Royal Bank of Canada	6,000,000	6,000,000
		38,000,000
Ohio 1.9%
Ohio, Nuveen Quality Income Municipal Fund, Series 1-1480, 144A, AMT, 0.56% *, 9/1/2043, LIQ: Royal Bank of Canada	20,200,000	20,200,000
Virginia 1.4%
Virginia, Nuveen Premium Income Municipal Fund, 144A, AMT, 0.56% *, 8/3/2043, LIQ: Toronto-Dominion Bank	15,000,000	15,000,000
Total Preferred Shares of Closed-End Investment Companies (Cost $73,200,000)		73,200,000
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $1,007,344,018) †	93.2	1,007,344,018
Other Assets and Liabilities, Net	6.8	74,027,661
Net Assets	100.0	1,081,371,679

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of July 31, 2016.
**	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of July 31, 2016.
†	The cost for federal income tax purposes was $1,007,344,018.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
FGIC: Financial Guaranty Insurance Co.
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.
SPA: Standby Bond Purchase Agreement
TECP: Tax Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of July 31, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$934,144,018	$—	$934,144,018
Preferred Shares of Closed-End Investment Companies(a)		73,200,000		73,200,00
Total	$—	$1,007,344,018	$—	$1,007,344,018

There have been no transfers between fair value measurement levels during the period ended July 31, 2016.

(a)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Tax-Exempt Portfolio, a series of Cash Account Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	September 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	September 22, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 22, 2016